Schedule of Investments (unaudited) October 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	11,408	$2,332,822
BWX Technologies, Inc.	14,989	1,113,383
Curtiss-Wright Corp.	6,263	1,245,147
HEICO Corp.	7,397	1,171,759
HEICO Corp., Class A	13,108	1,666,420
Hexcel Corp.	13,815	855,425
Howmet Aerospace, Inc.	62,209	2,743,417
Huntington Ingalls Industries, Inc.	6,429	1,413,223
Mercury Systems, Inc.(a)(b)	7,831	281,759
Spirit AeroSystems Holdings, Inc., Class A	16,612	375,431
Textron, Inc.	32,736	2,487,936
TransDigm Group, Inc.(a)	8,600	7,121,574
Woodward, Inc.	9,613	1,198,741

		24,007,037

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.(b)	18,791	1,537,668
Expeditors International of Washington, Inc.	25,000	2,731,250
GXO Logistics, Inc.(a)	19,185	969,034

		5,237,952

Automobile Components — 0.5%
Aptiv PLC(a)	44,400	3,871,680
BorgWarner, Inc.	38,249	1,411,388
Gentex Corp.	38,451	1,102,775
Lear Corp.	9,627	1,249,199
Phinia, Inc.	7,559	195,627
QuantumScape Corp., Class A(a)(b)	47,814	249,589

		8,080,258

Automobiles — 0.2%
Harley-Davidson, Inc.	21,826	586,028
Lucid Group, Inc.(a)(b)	120,270	495,512
Rivian Automotive, Inc., Class A(a)(b)	108,732	1,763,633
Thor Industries, Inc.	8,417	740,107

		3,585,280

Banks — 2.2%
Bank OZK	18,204	651,885
BOK Financial Corp.	4,599	301,326
Citizens Financial Group, Inc.	78,830	1,846,987
Columbia Banking System, Inc.	34,312	674,917
Comerica, Inc.	21,473	846,036
Commerce Bancshares, Inc.	18,735	821,717
Cullen/Frost Bankers, Inc.	9,619	875,233
East West Bancorp, Inc.	23,078	1,237,442
Fifth Third Bancorp	111,338	2,639,824
First Citizens BancShares, Inc., Class A	1,773	2,448,052
First Hawaiian, Inc.	21,200	380,116
First Horizon Corp.	91,141	979,766
FNB Corp.	58,677	627,257
Huntington Bancshares, Inc.	235,910	2,276,532
KeyCorp.	152,786	1,561,473
M&T Bank Corp.	27,131	3,059,020
New York Community Bancorp, Inc.	115,807	1,097,850
NU Holdings Ltd., Class A(a)	374,971	3,074,762
Pinnacle Financial Partners, Inc.	12,217	761,852
Popular, Inc.	11,590	753,814
Prosperity Bancshares, Inc.	14,190	773,923
Regions Financial Corp.	153,301	2,227,464
Synovus Financial Corp.	23,441	611,107
Webster Financial Corp.	28,286	1,074,019

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp	17,569	$722,086
Wintrust Financial Corp.	9,972	744,809
Zions Bancorp NA	23,953	738,950

		33,808,219

Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,543	515,285
Brown-Forman Corp., Class A	7,953	456,661
Brown-Forman Corp., Class B	30,155	1,693,505
Celsius Holdings, Inc.(a)(b)	7,784	1,183,869
Molson Coors Beverage Co., Class B	28,512	1,647,138

		5,496,458

Biotechnology(a) — 2.0%
Alnylam Pharmaceuticals, Inc.	20,304	3,082,147
Apellis Pharmaceuticals, Inc.	16,489	802,355
Biogen, Inc.	23,636	5,614,495
BioMarin Pharmaceutical, Inc.	30,690	2,499,701
Exact Sciences Corp.(b)	29,280	1,803,355
Exelixis, Inc.	52,663	1,084,331
Incyte Corp.(b)	30,229	1,630,250
Ionis Pharmaceuticals, Inc.	23,345	1,033,483
Karuna Therapeutics, Inc.	5,835	972,169
Mirati Therapeutics, Inc.(b)	7,298	405,258
Natera, Inc.	16,825	664,083
Neurocrine Biosciences, Inc.	15,847	1,758,066
Roivant Sciences Ltd.	56,493	488,100
Sarepta Therapeutics, Inc.	14,595	982,390
Seagen, Inc.	22,989	4,892,289
Ultragenyx Pharmaceutical, Inc.(b)	11,033	390,568
United Therapeutics Corp.	7,406	1,650,501

		29,753,541

Broadline Retail — 0.6%
Coupang, Inc., Class A(a)	179,713	3,055,121
eBay, Inc.	87,670	3,439,294
Etsy, Inc.(a)	20,184	1,257,463
Kohl’s Corp.	18,477	416,657
Macy’s, Inc.	43,732	532,656
Nordstrom, Inc.	18,392	257,120
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	10,204	788,157

		9,746,468

Building Products — 2.1%
A O Smith Corp.	20,194	1,408,733
Advanced Drainage Systems, Inc.(b)	11,218	1,198,419
Allegion PLC	14,443	1,420,613
Armstrong World Industries, Inc.	7,211	547,243
AZEK Co., Inc., Class A(a)	21,624	566,549
Builders FirstSource, Inc.(a)	20,881	2,266,006
Carlisle Cos., Inc.	8,137	2,067,530
Carrier Global Corp.	136,685	6,514,407
Fortune Brands Innovations, Inc.	20,551	1,146,746
Hayward Holdings, Inc.(a)(b)	21,764	228,522
Lennox International, Inc.	5,244	1,943,112
Masco Corp.	36,874	1,920,767
Owens Corning	14,724	1,669,260
Trane Technologies PLC	37,358	7,109,601
Trex Co., Inc.(a)	17,852	1,003,461

		31,010,969

Capital Markets — 4.5%
Affiliated Managers Group, Inc.	6,063	744,294
Ameriprise Financial, Inc.	17,247	5,425,389
Ares Management Corp., Class A	26,283	2,591,241

1

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp.	127,937	$5,437,322
Blue Owl Capital, Inc., Class A	72,624	895,454
Carlyle Group, Inc.	34,288	944,292
Cboe Global Markets, Inc.	17,249	2,826,939
Coinbase Global, Inc., Class A(a)(b)	27,332	2,107,844
Evercore, Inc., Class A	5,938	773,009
FactSet Research Systems, Inc.	6,294	2,718,316
Franklin Resources, Inc.	46,672	1,063,655
Houlihan Lokey, Inc., Class A	8,295	833,813
Interactive Brokers Group, Inc., Class A	16,573	1,327,000
Invesco Ltd.	60,408	783,492
Janus Henderson Group PLC	22,221	512,638
Jefferies Financial Group, Inc.	32,658	1,050,934
KKR & Co., Inc.	105,958	5,870,073
Lazard Ltd., Class A	17,665	490,557
LPL Financial Holdings, Inc.	12,851	2,885,306
MarketAxess Holdings, Inc.	6,021	1,286,989
Morningstar, Inc.	4,178	1,058,037
MSCI, Inc.	12,598	5,940,587
Nasdaq, Inc.	55,788	2,767,085
Northern Trust Corp.	33,603	2,214,774
Raymond James Financial, Inc.	31,035	2,961,980
Robinhood Markets, Inc., Class A(a)(b)	108,850	994,889
SEI Investments Co.	16,642	893,010
State Street Corp.	52,188	3,372,910
Stifel Financial Corp.	16,711	952,527
T Rowe Price Group, Inc.	36,181	3,274,380
TPG, Inc., Class A	10,358	286,295
Tradeweb Markets, Inc., Class A	18,818	1,693,808
Virtu Financial, Inc., Class A	15,018	277,683
XP, Inc., Class A	53,625	1,072,500

		68,329,022

Chemicals — 2.8%
Albemarle Corp.	19,204	2,434,683
Ashland, Inc.	8,214	629,439
Axalta Coating Systems Ltd.(a)	36,277	951,546
Celanese Corp.	16,207	1,855,863
CF Industries Holdings, Inc.	32,064	2,558,066
Chemours Co.	24,419	588,742
Corteva, Inc.	117,036	5,634,113
DuPont de Nemours, Inc.	75,324	5,489,613
Eastman Chemical Co.	19,306	1,442,737
Element Solutions, Inc.	36,704	669,114
FMC Corp.	20,334	1,081,769
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	247,829	339,526
Huntsman Corp.	29,596	690,475
International Flavors & Fragrances, Inc.	41,882	2,862,635
LyondellBasell Industries NV, Class A	42,439	3,829,695
Mosaic Co.	54,271	1,762,722
NewMarket Corp.	1,012	487,936
Olin Corp.	20,987	896,565
PPG Industries, Inc.	38,506	4,727,381
RPM International, Inc.	20,853	1,903,253
Scotts Miracle-Gro Co.	6,836	303,792
Westlake Corp.	5,391	621,906

		41,761,571

Commercial Services & Supplies — 1.8%
Cintas Corp.	14,215	7,208,711
Clean Harbors, Inc.(a)	8,342	1,281,915
Copart, Inc.(a)	140,758	6,125,788
Driven Brands Holdings, Inc.(a)	9,755	111,012

Security	Shares	Value

Commercial Services & Supplies (continued)
MSA Safety, Inc.	5,994	$946,333
RB Global, Inc.(b)	29,594	1,935,448
Republic Services, Inc., Class A	33,885	5,031,584
Rollins, Inc.	41,920	1,576,611
Stericycle, Inc.(a)	14,947	616,414
Tetra Tech, Inc.	8,714	1,315,030
Vestis Corp.(a)	19,022	290,846

		26,439,692

Communications Equipment — 0.3%
Ciena Corp.(a)	24,189	1,020,776
F5, Inc.(a)	9,893	1,499,680
Juniper Networks, Inc.	52,191	1,404,982
Lumentum Holdings, Inc.(a)	11,136	436,642
Ubiquiti, Inc.	660	80,157
Viasat, Inc.(a)	18,996	350,286

		4,792,523

Construction & Engineering — 0.7%
AECOM	21,332	1,632,965
EMCOR Group, Inc.	7,687	1,588,519
MasTec, Inc.(a)(b)	10,103	600,522
MDU Resources Group, Inc.	32,674	608,063
Quanta Services, Inc.	23,579	3,940,523
Valmont Industries, Inc.	3,396	668,706
WillScot Mobile Mini Holdings Corp.(a)	32,247	1,270,854

		10,310,152

Construction Materials — 0.6%
Eagle Materials, Inc.	5,818	895,448
Martin Marietta Materials, Inc.	10,126	4,140,927
Vulcan Materials Co.	21,731	4,269,924

		9,306,299

Consumer Finance — 0.6%
Ally Financial, Inc.	43,682	1,056,668
Credit Acceptance Corp.(a)(b)	1,068	429,795
Discover Financial Services	40,924	3,359,042
OneMain Holdings, Inc.	18,698	671,819
SLM Corp.	39,810	517,530
SoFi Technologies, Inc.(a)(b)	150,403	1,135,543
Synchrony Financial	68,900	1,932,645

		9,103,042

Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	68,302	1,482,153
BJ’s Wholesale Club Holdings, Inc.(a)	21,850	1,488,422
Casey’s General Stores, Inc.	6,110	1,661,370
Dollar Tree, Inc.(a)	34,211	3,800,500
Grocery Outlet Holding Corp.(a)	15,425	426,810
Kroger Co.	107,048	4,856,768
Performance Food Group Co.(a)	24,904	1,438,455
U.S. Foods Holding Corp.(a)(b)	37,227	1,449,619
Walgreens Boots Alliance, Inc.	117,510	2,477,111

		19,081,208

Containers & Packaging — 1.3%
Amcor PLC	240,382	2,136,996
AptarGroup, Inc.	10,725	1,311,346
Ardagh Group SA, Class A(a)	2,789	16,887
Ardagh Metal Packaging SA	24,125	81,301
Avery Dennison Corp.	13,242	2,305,035
Ball Corp.	50,530	2,433,020
Berry Global Group, Inc.	19,933	1,096,315
Crown Holdings, Inc.	17,395	1,402,037
Graphic Packaging Holding Co.	50,063	1,076,855

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
International Paper Co.	57,337	$1,933,977
Packaging Corp. of America	14,509	2,220,602
Sealed Air Corp.	23,535	724,643
Silgan Holdings, Inc.	13,681	548,061
Sonoco Products Co.	16,033	830,670
Westrock Co.	41,394	1,487,286

		19,605,031

Distributors — 0.5%
Genuine Parts Co.	23,007	2,964,682
LKQ Corp.	43,687	1,918,733
Pool Corp.	6,230	1,967,247

		6,850,662

Diversified Consumer Services — 0.3%
ADT, Inc.	33,811	191,370
Bright Horizons Family Solutions, Inc.(a)(b)	9,357	692,979
Grand Canyon Education, Inc.(a)	4,879	577,332
H&R Block, Inc.	24,727	1,015,043
Mister Car Wash, Inc.(a)(b)	13,579	70,611
Service Corp. International	24,144	1,313,917

		3,861,252

Diversified REITs — 0.1%
WP Carey, Inc.	34,767	1,865,250

Diversified Telecommunication Services — 0.1%
ESC GCI Liberty, Inc. (a)(c)	15,053	—
Frontier Communications Parent, Inc.(a)(b)	39,683	711,119
Iridium Communications, Inc.	20,477	758,673

		1,469,792

Electric Utilities — 2.8%
Alliant Energy Corp.	41,209	2,010,587
Avangrid, Inc.	11,464	342,430
Constellation Energy Corp.	53,752	6,069,676
Edison International	62,006	3,910,098
Entergy Corp.	34,720	3,318,885
Evergy, Inc.	36,521	1,794,642
Eversource Energy	57,183	3,075,873
FirstEnergy Corp.	89,332	3,180,219
Hawaiian Electric Industries, Inc.	17,713	229,915
IDACORP, Inc.	8,317	787,703
NRG Energy, Inc.	37,703	1,597,853
OGE Energy Corp.	32,778	1,121,007
PG&E Corp.(a)	327,599	5,339,864
Pinnacle West Capital Corp.	18,433	1,367,360
PPL Corp.	121,073	2,974,764
Xcel Energy, Inc.	90,395	5,357,712

		42,478,588

Electrical Equipment — 1.4%
Acuity Brands, Inc.(b)	5,201	842,406
AMETEK, Inc.	37,731	5,311,393
ChargePoint Holdings, Inc., Class A(a)(b)	48,979	124,407
Generac Holdings, Inc.(a)	10,068	846,417
Hubbell, Inc.	8,786	2,373,099
nVent Electric PLC	26,665	1,283,386
Plug Power, Inc.(a)(b)	86,661	510,433
Regal Rexnord Corp.	10,750	1,272,907
Rockwell Automation, Inc.	18,850	4,953,968
Sensata Technologies Holding PLC	24,812	791,007

Security	Shares	Value

Electrical Equipment (continued)
Sunrun, Inc.(a)(b)	33,944	$327,560
Vertiv Holdings Co., Class A(b)	56,285	2,210,312

		20,847,295

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	95,663	7,705,655
Arrow Electronics, Inc.(a)(b)	9,394	1,065,374
Avnet, Inc.	14,825	686,842
CDW Corp.	22,172	4,443,269
Cognex Corp.	28,048	1,009,447
Coherent Corp.(a)	19,333	572,257
Corning, Inc.	124,770	3,338,845
Crane NXT Co.	7,818	406,536
IPG Photonics Corp.(a)	5,329	457,761
Jabil, Inc.	21,093	2,590,220
Keysight Technologies, Inc.(a)	29,108	3,552,631
Littelfuse, Inc.	3,973	860,830
TD SYNNEX Corp.	7,587	695,576
Teledyne Technologies, Inc.(a)	7,642	2,862,617
Trimble, Inc.(a)	40,409	1,904,476
Vontier Corp.	25,719	760,254
Zebra Technologies Corp., Class A(a)	8,397	1,758,584

		34,671,174

Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	166,194	5,720,397
Halliburton Co.	147,383	5,798,047
NOV, Inc.	64,000	1,277,440
TechnipFMC PLC	71,778	1,544,663

		14,340,547

Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(a)	9,323	99,570
Electronic Arts, Inc.	44,943	5,563,494
Liberty Media Corp.-Liberty Formula One, Class C(a)	31,804	2,057,401
Liberty Media Corp.-Liberty Live, Class C(a)	7,637	243,391
Live Nation Entertainment, Inc.(a)	25,664	2,053,633
Madison Square Garden Sports Corp.(a)	3,018	507,447
Playtika Holding Corp.(a)	3,804	31,954
ROBLOX Corp., Class A(a)	75,300	2,395,293
Roku, Inc., Class A(a)(b)	20,253	1,206,471
Spotify Technology SA(a)	22,996	3,788,821
Take-Two Interactive Software, Inc.(a)	27,050	3,617,937
TKO Group Holdings, Inc., Class A	7,002	574,024
Warner Bros Discovery, Inc.(a)	361,445	3,592,763

		25,732,199

Financial Services — 2.1%
Affirm Holdings, Inc., Class A(a)(b)	36,128	636,214
Apollo Global Management, Inc.	85,589	6,628,012
Block, Inc., Class A(a)(b)	88,945	3,580,036
Equitable Holdings, Inc.	59,500	1,580,915
Euronet Worldwide, Inc.(a)	7,854	603,501
Fidelity National Information Services, Inc.	97,120	4,769,563
FleetCor Technologies, Inc.(a)	11,788	2,654,304
Global Payments, Inc.	42,918	4,558,750
Jack Henry & Associates, Inc.	11,926	1,681,447
MGIC Investment Corp.	47,014	791,716
NCR Atleos Corp.(a)	10,573	233,240
Rocket Cos., Inc., Class A(a)	20,756	153,387
Shift4 Payments, Inc., Class A(a)(b)	9,122	406,112
TFS Financial Corp.	9,007	106,823
Toast, Inc., Class A(a)(b)	58,874	941,395

3

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
UWM Holdings Corp., Class A	16,771	$81,339
Voya Financial, Inc.	16,173	1,079,871
Western Union Co.	46,889	529,377
WEX, Inc.(a)	7,024	1,169,356

		32,185,358

Food Products — 1.5%
Bunge Ltd.	24,490	2,595,450
Campbell Soup Co.	31,294	1,264,591
Conagra Brands, Inc.	78,020	2,134,627
Darling Ingredients, Inc.(a)	25,828	1,143,922
Flowers Foods, Inc.	31,104	682,111
Freshpet, Inc.(a)	7,429	426,425
Hormel Foods Corp.	47,471	1,545,181
Ingredion, Inc.	10,737	1,004,768
J M Smucker Co.	16,191	1,843,183
Kellanova	42,616	2,150,829
Lamb Weston Holdings, Inc.	23,837	2,140,563
McCormick & Co., Inc.	41,219	2,633,894
Pilgrim’s Pride Corp.(a)	7,712	196,656
Post Holdings, Inc.(a)(b)	8,707	698,998
Seaboard Corp.	40	140,278
Tyson Foods, Inc., Class A	45,359	2,102,390
WK Kellogg Co.(a)	10,561	105,821

		22,809,687

Gas Utilities — 0.3%
Atmos Energy Corp.	23,641	2,545,190
National Fuel Gas Co.	14,563	741,985
UGI Corp.	33,794	702,915

		3,990,090

Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	3,299	537,077
Hertz Global Holdings, Inc.(a)	21,705	182,973
JB Hunt Transport Services, Inc.	13,499	2,320,073
Knight-Swift Transportation Holdings, Inc.	25,607	1,251,926
Landstar System, Inc.	5,862	965,940
Lyft, Inc., Class A(a)	55,053	504,836
Old Dominion Freight Line, Inc.	16,182	6,095,112
Ryder System, Inc.	7,914	771,932
Saia, Inc.(a)	4,354	1,560,866
Schneider National, Inc., Class B	8,698	220,320
U-Haul Holding Co.	16,305	769,759
U-Haul Holding Co.(a)	1,455	71,470
XPO, Inc.(a)	18,676	1,415,828

		16,668,112

Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.(a)	12,523	2,311,621
Baxter International, Inc.	82,923	2,689,193
Cooper Cos., Inc.	7,969	2,484,336
DENTSPLY SIRONA, Inc.	34,504	1,049,267
Dexcom, Inc.(a)(b)	63,452	5,636,441
Enovis Corp.(a)	8,522	391,160
Envista Holdings Corp.(a)(b)	26,793	623,473
Globus Medical, Inc., Class A(a)(b)	19,258	880,283
Hologic, Inc.(a)	39,851	2,636,941
ICU Medical, Inc.(a)(b)	3,283	321,931
IDEXX Laboratories, Inc.(a)	13,509	5,396,440
Inspire Medical Systems, Inc.(a)	4,725	695,331
Insulet Corp.(a)	11,367	1,506,923
Integra LifeSciences Holdings Corp.(a)	11,797	424,220
Masimo Corp.(a)	7,658	621,293

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Novocure Ltd.(a)	17,261	$229,571
Penumbra, Inc.(a)(b)	5,896	1,127,020
QuidelOrtho Corp.(a)	8,682	530,297
ResMed, Inc.	23,816	3,363,295
Shockwave Medical, Inc.(a)	5,945	1,226,216
STERIS PLC	16,269	3,416,165
Tandem Diabetes Care, Inc.(a)	10,424	180,335
Teleflex, Inc.	7,704	1,423,314
Zimmer Biomet Holdings, Inc.	34,448	3,596,716

		42,761,782

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(a)	14,705	1,080,965
agilon health, Inc.(a)(b)	47,639	857,502
Amedisys, Inc.(a)	5,252	480,505
Cardinal Health, Inc.	41,946	3,817,086
Cencora, Inc.	26,516	4,909,437
Chemed Corp.	2,406	1,353,736
DaVita, Inc.(a)	9,041	698,236
Encompass Health Corp.	16,188	1,012,721
Henry Schein, Inc.(a)	21,371	1,388,688
Laboratory Corp. of America Holdings	14,512	2,898,482
Molina Healthcare, Inc.(a)(b)	9,475	3,154,701
Premier, Inc., Class A	19,211	369,235
Quest Diagnostics, Inc.	18,367	2,389,547
R1 RCM, Inc.(a)(b)	24,678	290,954
Tenet Healthcare Corp.(a)	17,175	922,298
Universal Health Services, Inc., Class B	10,015	1,260,788

		26,884,881

Health Care REITs — 0.9%
Healthcare Realty Trust, Inc.	62,048	890,389
Healthpeak Properties, Inc.	89,883	1,397,681
Medical Properties Trust, Inc.	96,386	460,725
Omega Healthcare Investors, Inc.	38,447	1,272,596
Ventas, Inc.	65,533	2,782,531
Welltower, Inc.	81,525	6,816,305

		13,620,227

Health Care Technology(a) — 0.4%
Certara, Inc.(b)	19,040	232,098
Doximity, Inc., Class A	19,641	401,266
Teladoc Health, Inc.(b)	26,988	446,381
Veeva Systems, Inc., Class A(b)	23,757	4,578,211

		5,657,956

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	115,944	1,794,813
Park Hotels & Resorts, Inc.	36,053	415,691

		2,210,504

Hotels, Restaurants & Leisure — 3.1%
Aramark	38,045	1,024,552
Boyd Gaming Corp.	12,396	684,879
Caesars Entertainment, Inc.(a)	33,728	1,345,410
Carnival Corp.(a)(b)	163,012	1,868,117
Cava Group, Inc.(a)(b)	2,625	82,924
Choice Hotels International, Inc.	5,255	580,677
Churchill Downs, Inc.	11,659	1,280,624
Darden Restaurants, Inc.	19,764	2,876,255
Domino’s Pizza, Inc.	5,803	1,967,159
DoorDash, Inc., Class A(a)	49,488	3,709,126
DraftKings, Inc., Class A(a)	68,560	1,893,627
Expedia Group, Inc.(a)	23,554	2,244,461
Hilton Worldwide Holdings, Inc.	42,177	6,391,081

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A	7,678	$786,534
Marriott Vacations Worldwide Corp.	6,071	545,540
MGM Resorts International	48,427	1,691,071
Norwegian Cruise Line Holdings Ltd.(a)(b)	68,707	934,415
Penn Entertainment, Inc.(a)(b)	25,119	495,598
Planet Fitness, Inc., Class A(a)	13,853	765,655
Royal Caribbean Cruises Ltd.(a)	38,390	3,252,785
Texas Roadhouse, Inc.	10,961	1,112,980
Travel & Leisure Co.	12,695	432,011
Vail Resorts, Inc.	6,215	1,319,134
Wendy’s Co.	27,831	529,346
Wingstop, Inc.	4,921	899,411
Wyndham Hotels & Resorts, Inc.	14,049	1,017,148
Wynn Resorts Ltd.	16,887	1,482,341
Yum! Brands, Inc.	45,998	5,559,318

		46,772,179

Household Durables — 1.6%
D.R. Horton, Inc.	51,049	5,329,515
Garmin Ltd.	25,201	2,583,858
Leggett & Platt, Inc.	21,672	507,775
Lennar Corp., B Shares	2,508	247,314
Lennar Corp., Class A	40,801	4,352,651
Mohawk Industries, Inc.(a)	8,723	701,155
Newell Brands, Inc.	61,359	412,332
NVR, Inc.(a)	484	2,619,708
PulteGroup, Inc.	35,764	2,631,873
Tempur Sealy International, Inc.	27,117	1,082,782
Toll Brothers, Inc.	17,845	1,261,820
TopBuild Corp.(a)	5,158	1,179,944
Whirlpool Corp.	8,773	917,305

		23,828,032

Household Products — 0.5%
Church & Dwight Co., Inc.	40,069	3,643,875
Clorox Co.	20,285	2,387,544
Reynolds Consumer Products, Inc.	8,665	220,351
Spectrum Brands Holdings, Inc.	6,563	494,325

		6,746,095

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	109,710	1,634,679
Brookfield Renewable Corp., Class A	21,843	497,147
Clearway Energy, Inc., Class A	5,595	113,970
Clearway Energy, Inc., Class C	13,222	287,049
Vistra Corp.	60,608	1,983,094

		4,515,939

Industrial REITs — 0.4%
Americold Realty Trust, Inc.(b)	43,907	1,151,242
EastGroup Properties, Inc.	7,128	1,163,646
First Industrial Realty Trust, Inc.	21,641	915,414
Rexford Industrial Realty, Inc.	33,752	1,459,437
STAG Industrial, Inc.	29,442	978,063

		5,667,802

Insurance — 5.2%
Aflac, Inc.	98,746	7,713,050
Allstate Corp.	43,029	5,513,306
American Financial Group, Inc.	11,928	1,304,446
Arch Capital Group Ltd.(a)	58,669	5,085,429
Arthur J Gallagher & Co.	34,739	8,180,687
Assurant, Inc.	8,670	1,290,963
Assured Guaranty Ltd.	9,169	572,146

Security	Shares	Value

Insurance (continued)
Axis Capital Holdings Ltd.	12,668	$723,343
Brighthouse Financial, Inc.(a)	10,923	494,812
Brown & Brown, Inc.	38,886	2,699,466
Cincinnati Financial Corp.	25,180	2,509,691
CNA Financial Corp.	4,427	178,851
Everest Group Ltd.	7,026	2,779,626
Fidelity National Financial, Inc.	41,930	1,639,044
First American Financial Corp.	16,314	839,192
Globe Life, Inc.	14,514	1,688,849
Hanover Insurance Group, Inc.	5,753	674,309
Hartford Financial Services Group, Inc.	49,954	3,669,121
Kemper Corp.	10,379	413,915
Kinsale Capital Group, Inc.	3,579	1,195,064
Lincoln National Corp.	27,746	604,030
Loews Corp.	30,564	1,956,402
Markel Group, Inc.(a)	2,155	3,168,971
Old Republic International Corp.	45,067	1,233,934
Primerica, Inc.	5,926	1,132,814
Principal Financial Group, Inc.	39,653	2,683,715
Prudential Financial, Inc.	60,217	5,506,242
Reinsurance Group of America, Inc.	10,902	1,629,522
RenaissanceRe Holdings Ltd.	8,234	1,808,104
RLI Corp.	6,606	880,183
Ryan Specialty Holdings, Inc., Class A(a)(b)	15,210	657,072
Unum Group	32,266	1,577,807
W.R. Berkley Corp.	33,201	2,238,411
White Mountains Insurance Group Ltd.(b)	409	585,177
Willis Towers Watson PLC	17,220	4,062,026

		78,889,720

Interactive Media & Services(a) — 0.4%
IAC, Inc.	12,503	532,003
Match Group, Inc.	45,713	1,581,670
Pinterest, Inc., Class A	97,303	2,907,414
TripAdvisor, Inc.	18,048	266,388
ZoomInfo Technologies, Inc., CLass A	51,294	664,770

		5,952,245

IT Services — 2.2%
Akamai Technologies, Inc.(a)	25,236	2,607,636
Amdocs Ltd.	19,507	1,563,681
Cloudflare, Inc., Class A(a)(b)	47,171	2,674,124
Cognizant Technology Solutions Corp., Class A	83,340	5,372,930
DXC Technology Co.(a)(b)	37,234	751,010
EPAM Systems, Inc.(a)	9,118	1,983,803
Gartner, Inc.(a)	12,591	4,180,716
Globant SA(a)	6,701	1,141,113
GoDaddy, Inc., Class A(a)	25,261	1,849,863
Kyndryl Holdings, Inc.(a)	37,230	544,675
MongoDB, Inc., Class A(a)	10,774	3,712,613
Okta, Inc., Class A(a)	24,632	1,660,443
Twilio, Inc., Class A(a)	28,120	1,441,431
VeriSign, Inc.(a)	14,846	2,964,152

		32,448,190

Leisure Products — 0.3%
Brunswick Corp.	11,697	812,591
Hasbro, Inc.	21,454	968,648
Mattel, Inc.(a)	57,713	1,101,164
Peloton Interactive, Inc., Class A(a)(b)	52,668	250,700

5

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Polaris, Inc.	8,905	$769,570
YETI Holdings, Inc.(a)	14,203	603,911

		4,506,584

Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class A(a)	14,943	527,189
Agilent Technologies, Inc.	48,448	5,008,070
Avantor, Inc.(a)	110,654	1,928,699
Azenta, Inc.(a)	11,789	535,810
Bio-Rad Laboratories, Inc., Class A(a)	3,451	949,991
Bio-Techne Corp.	25,518	1,394,048
Bruker Corp.	17,267	984,219
Charles River Laboratories International, Inc.(a)(b)	8,330	1,402,439
Fortrea Holdings, Inc.(a)	14,297	406,035
ICON PLC(a)	13,366	3,260,769
Illumina, Inc.(a)	25,937	2,838,026
IQVIA Holdings, Inc.(a)	30,245	5,469,203
Maravai LifeSciences Holdings, Inc., Class A(a)	18,001	123,487
Medpace Holdings, Inc.(a)	3,825	928,213
Mettler-Toledo International, Inc.(a)	3,573	3,520,120
QIAGEN NV(a)	37,127	1,389,664
Repligen Corp.(a)(b)	9,026	1,214,539
Revvity, Inc.(b)	20,709	1,715,741
Sotera Health Co.(a)(b)	15,853	200,699
Waters Corp.(a)	9,604	2,290,842
West Pharmaceutical Services, Inc.	12,139	3,863,722

		39,951,525

Machinery — 4.6%
AGCO Corp.	10,171	1,166,207
Allison Transmission Holdings, Inc.	15,013	756,955
CNH Industrial NV	159,002	1,745,842
Crane Co.	7,868	765,792
Cummins, Inc.	23,261	5,031,354
Donaldson Co., Inc.	19,892	1,146,973
Dover Corp.	22,880	2,973,256
Esab Corp.	9,286	587,804
Flowserve Corp.	21,599	793,115
Fortive Corp.	58,010	3,786,893
Gates Industrial Corp. PLC(a)	19,456	212,460
Graco, Inc.	27,400	2,037,190
IDEX Corp.	12,400	2,373,484
Ingersoll Rand, Inc.	66,392	4,028,667
ITT, Inc.	13,478	1,258,171
Lincoln Electric Holdings, Inc.	9,151	1,599,595
Middleby Corp.(a)	8,754	988,064
Nordson Corp.	9,378	1,993,669
Oshkosh Corp.	10,651	934,412
Otis Worldwide Corp.	67,820	5,236,382
PACCAR, Inc.	84,116	6,942,094
Parker-Hannifin Corp.	20,966	7,734,567
Pentair PLC	26,904	1,563,661
RBC Bearings, Inc.(a)	4,635	1,018,958
Snap-on, Inc.	8,488	2,189,395
Stanley Black & Decker, Inc.	25,109	2,135,520
Timken Co.	10,157	702,052
Toro Co.	17,067	1,379,696
Westinghouse Air Brake Technologies Corp.	29,225	3,098,435
Xylem, Inc.	38,899	3,638,612

		69,819,275

Security	Shares	Value

Marine Transportation — 0.1%
Kirby Corp.(a)	9,726	$726,532

Media — 1.3%
Cable One, Inc.	941	517,428
DISH Network Corp., Class A(a)(b)	39,886	195,441
Fox Corp., Class A	43,102	1,309,870
Fox Corp., Class B	22,673	632,803
Interpublic Group of Cos., Inc.	63,223	1,795,533
Liberty Broadband Corp., Class A(a)	2,963	246,877
Liberty Broadband Corp., Class C(a)	19,247	1,603,468
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,900	224,445
Liberty Media Corp.-Liberty Live, Class A(a)	3,131	97,812
Liberty Media Corp.-Liberty SiriusXM(a)	25,189	618,390
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	11,947	292,582
New York Times Co., Class A	26,242	1,057,815
News Corp., Class A	62,428	1,291,011
News Corp., Class B	19,502	418,123
Nexstar Media Group, Inc., Class A	5,858	820,589
Omnicom Group, Inc.	32,395	2,426,710
Paramount Global, Class A	1,521	21,142
Paramount Global, Class B	94,589	1,029,128
Sirius XM Holdings, Inc.(b)	114,638	490,651
Trade Desk, Inc., Class A(a)	72,293	5,129,911

		20,219,729

Metals & Mining — 1.1%
Alcoa Corp.	29,148	747,355
Cleveland-Cliffs, Inc.(a)	83,493	1,401,013
MP Materials Corp., Class A(a)	16,902	277,193
Nucor Corp.	41,301	6,103,875
Reliance Steel & Aluminum Co.	9,589	2,439,250
Royal Gold, Inc.	10,750	1,121,547
SSR Mining, Inc.	33,988	471,753
Steel Dynamics, Inc.	26,347	2,806,219
U.S. Steel Corp.	36,952	1,252,303

		16,620,508

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	97,391	718,746
Annaly Capital Management, Inc.	80,953	1,263,676
Rithm Capital Corp.	78,297	730,511
Starwood Property Trust, Inc.	48,309	857,485

		3,570,418

Multi-Utilities — 1.8%
Ameren Corp.	42,957	3,252,274
CenterPoint Energy, Inc.	103,522	2,782,671
CMS Energy Corp.	47,706	2,592,344
Consolidated Edison, Inc.	56,926	4,997,534
DTE Energy Co.	33,796	3,257,259
NiSource, Inc.	67,842	1,706,905
Public Service Enterprise Group, Inc.	81,585	5,029,715
WEC Energy Group, Inc.	51,767	4,213,316

		27,832,018

Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.	28,133	2,620,026
Boston Properties, Inc.	25,548	1,368,606
Cousins Properties, Inc.	24,765	442,551
Highwoods Properties, Inc.	17,255	308,692
Kilroy Realty Corp.	18,992	542,791
Vornado Realty Trust	28,828	553,498

		5,836,164

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.6%
Antero Midstream Corp.	54,977	$678,416
Antero Resources Corp.(a)(b)	46,413	1,366,399
APA Corp.	50,881	2,020,993
Cheniere Energy, Inc.	39,781	6,620,354
Chesapeake Energy Corp.	20,806	1,790,980
Coterra Energy, Inc.	123,107	3,385,443
Devon Energy Corp.	105,148	4,896,742
Diamondback Energy, Inc.	29,717	4,764,229
DT Midstream, Inc.(a)	15,740	849,488
EQT Corp.	59,603	2,525,975
Hess Corp.	45,593	6,583,629
HF Sinclair Corp.	22,946	1,270,749
Marathon Oil Corp.	102,205	2,791,219
New Fortress Energy, Inc., Class A	10,525	318,908
ONEOK, Inc.	73,317	4,780,268
Ovintiv, Inc.	42,092	2,020,416
Phillips 66	75,608	8,624,605
Range Resources Corp.	38,057	1,363,963
Southwestern Energy Co.(a)	178,085	1,269,746
Targa Resources Corp.	36,672	3,066,146
Texas Pacific Land Corp.	948	1,749,961
Williams Cos., Inc.	199,810	6,873,464

		69,612,093

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,372	531,876

Passenger Airlines — 0.6%
Alaska Air Group, Inc.(a)	20,404	645,378
American Airlines Group, Inc.(a)(b)	106,819	1,191,032
Delta Air Lines, Inc.	105,267	3,289,594
Southwest Airlines Co.	97,500	2,167,425
United Airlines Holdings, Inc.(a)	53,575	1,875,661

		9,169,090

Personal Care Products(a) — 0.0%
Coty, Inc., Class A(b)	58,575	548,848
Olaplex Holdings, Inc.	20,106	28,550

		577,398

Pharmaceuticals — 0.5%
Catalent, Inc.(a)	29,595	1,017,772
Elanco Animal Health, Inc.(a)	79,644	701,663
Jazz Pharmaceuticals PLC(a)	9,938	1,262,325
Organon & Co.	42,034	621,683
Perrigo Co. PLC	22,293	616,178
Royalty Pharma PLC, Class A	60,895	1,636,249
Viatris, Inc.	195,622	1,741,036

		7,596,906

Professional Services — 2.8%
Booz Allen Hamilton Holding Corp., Class A	21,327	2,557,747
Broadridge Financial Solutions, Inc.	19,223	3,280,213
CACI International, Inc., Class A(a)	3,739	1,214,278
Ceridian HCM Holding, Inc.(a)	24,186	1,548,146
Clarivate PLC(a)(b)	77,088	491,821
Concentrix Corp.	7,135	543,758
Dun & Bradstreet Holdings, Inc.	44,270	387,805
Equifax, Inc.	19,988	3,389,365
FTI Consulting, Inc.(a)(b)	5,441	1,154,907
Genpact Ltd.	29,395	985,908
Jacobs Solutions, Inc.	20,634	2,750,512
KBR, Inc.	21,997	1,279,126

Security	Shares	Value

Professional Services (continued)
Leidos Holdings, Inc.	22,386	$2,218,900
ManpowerGroup, Inc.	8,196	573,474
Paychex, Inc.	52,864	5,870,547
Paycom Software, Inc.	8,470	2,074,896
Paycor HCM, Inc.(a)	9,717	209,693
Paylocity Holding Corp.(a)	6,826	1,224,584
Robert Half, Inc.	17,244	1,289,334
Science Applications International Corp.	8,893	971,471
SS&C Technologies Holdings, Inc.	35,618	1,789,805
TransUnion	31,670	1,389,680
Verisk Analytics, Inc.	23,408	5,322,043

		42,518,013

Real Estate Management & Development(a) — 0.7%
CBRE Group, Inc., Class A	50,818	3,523,720
CoStar Group, Inc.	66,317	4,868,331
Howard Hughes Holdings, Inc.(b)	5,925	393,005
Jones Lang LaSalle, Inc.	7,713	986,647
Zillow Group, Inc., Class A	9,310	330,785
Zillow Group, Inc., Class C(b)	25,480	923,650

		11,026,138

Residential REITs — 1.6%
American Homes 4 Rent, Class A	54,604	1,787,735
Apartment Income REIT Corp.	24,393	712,520
AvalonBay Communities, Inc.	23,248	3,853,124
Camden Property Trust	17,015	1,444,233
Equity LifeStyle Properties, Inc.	29,133	1,916,951
Equity Residential	61,186	3,385,421
Essex Property Trust, Inc.	10,416	2,228,191
Invitation Homes, Inc.	100,251	2,976,452
Mid-America Apartment Communities, Inc.	19,043	2,249,930
Sun Communities, Inc.	20,154	2,241,931
UDR, Inc.	53,808	1,711,633

		24,508,121

Retail REITs — 1.3%
Agree Realty Corp.	15,066	842,792
Brixmor Property Group, Inc.	49,079	1,020,353
Federal Realty Investment Trust	13,140	1,198,237
Kimco Realty Corp.	99,231	1,780,204
NNN REIT, Inc.	29,746	1,080,672
Realty Income Corp.	110,529	5,236,864
Regency Centers Corp.	29,640	1,786,106
Simon Property Group, Inc.	53,234	5,849,884
Spirit Realty Capital, Inc.	22,974	826,834

		19,621,946

Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(a)	12,290	319,048
Cirrus Logic, Inc.(a)	9,084	607,992
Enphase Energy, Inc.(a)(b)	21,827	1,736,993
Entegris, Inc.	24,489	2,156,012
First Solar, Inc.(a)	17,455	2,486,465
GLOBALFOUNDRIES, Inc.(a)(b)	12,934	641,785
Lattice Semiconductor Corp.(a)	22,338	1,242,216
Marvell Technology, Inc.	140,210	6,620,716
Microchip Technology, Inc.	88,240	6,290,630
MKS Instruments, Inc.	10,894	715,300
Monolithic Power Systems, Inc.	7,442	3,287,429
ON Semiconductor Corp.(a)	70,736	4,430,903
Qorvo, Inc.(a)(b)	16,098	1,407,287
Skyworks Solutions, Inc.	26,078	2,262,006

7

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	25,562	$2,128,548
Universal Display Corp.	7,593	1,056,794
Wolfspeed, Inc.(a)	20,160	682,214

		38,072,338

Software — 4.4%
Alteryx, Inc., Class A(a)	10,158	325,158
ANSYS, Inc.(a)	14,236	3,961,309
AppLovin Corp., Class A(a)	34,147	1,244,317
Aspen Technology, Inc.(a)	4,535	806,096
Bentley Systems, Inc., Class B	31,508	1,532,549
Bill Holdings, Inc.(a)(b)	16,822	1,535,680
CCC Intelligent Solutions Holdings, Inc.(a)	32,693	352,104
Confluent, Inc., Class A(a)	30,414	879,269
Crowdstrike Holdings, Inc., Class A(a)	34,534	6,104,575
Datadog, Inc., Class A(a)	44,796	3,649,530
DocuSign, Inc.(a)	33,248	1,292,682
Dolby Laboratories, Inc., Class A	9,714	786,251
DoubleVerify Holdings, Inc.(a)	20,489	570,209
Dropbox, Inc., Class A(a)	43,436	1,142,367
Dynatrace, Inc.(a)	39,428	1,762,826
Elastic NV(a)	12,750	956,760
Fair Isaac Corp.(a)	3,975	3,362,333
Five9, Inc.(a)	11,563	669,151
Gen Digital, Inc.	90,928	1,514,861
Gitlab, Inc., Class A(a)	14,256	617,000
Guidewire Software, Inc.(a)	13,420	1,209,545
HashiCorp, Inc., Class A(a)	15,944	313,937
HubSpot, Inc.(a)	7,475	3,167,681
Informatica, Inc., Class A(a)(b)	6,910	132,534
Manhattan Associates, Inc.(a)	10,105	1,970,273
nCino, Inc.(a)(b)	11,350	318,935
NCR Voyix Corp.(a)	21,146	323,322
New Relic, Inc.(a)	9,202	797,537
Nutanix, Inc., Class A(a)	37,664	1,363,060
Palantir Technologies, Inc., Class A(a)(b)	307,281	4,547,759
Pegasystems, Inc.	6,860	293,196
Procore Technologies, Inc.(a)	12,755	779,203
PTC, Inc.(a)	18,789	2,638,351
RingCentral, Inc., Class A(a)	13,990	371,854
SentinelOne, Inc., Class A(a)	37,401	584,578
Smartsheet, Inc., Class A(a)	20,576	813,575
Splunk, Inc.(a)	25,049	3,686,211
Teradata Corp.(a)	16,610	709,579
Tyler Technologies, Inc.(a)	6,826	2,545,415
UiPath, Inc., Class A(a)(b)	60,941	946,414
Unity Software, Inc.(a)(b)	47,129	1,195,663
Zoom Video Communications, Inc., Class A(a)	41,155	2,468,477
Zscaler, Inc.(a)	14,313	2,271,330

		66,513,456

Specialized REITs — 2.0%
CubeSmart(b)	36,675	1,250,251
Digital Realty Trust, Inc.	48,986	6,091,899
EPR Properties	12,128	517,866
Extra Space Storage, Inc.	34,306	3,553,759
Gaming and Leisure Properties, Inc.	41,265	1,873,018
Iron Mountain, Inc.	47,497	2,805,648
Lamar Advertising Co., Class A	14,139	1,163,215
National Storage Affiliates Trust	13,514	385,419
Rayonier, Inc.	24,219	611,288

Security	Shares	Value

Specialized REITs (continued)
SBA Communications Corp.	17,615	$3,675,017
VICI Properties, Inc.	164,681	4,594,600
Weyerhaeuser Co.	120,138	3,446,759

		29,968,739

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	9,567	497,771
AutoNation, Inc.(a)(b)	4,917	639,603
Bath & Body Works, Inc.	37,568	1,113,891
Best Buy Co., Inc.	32,004	2,138,507
Burlington Stores, Inc.(a)	10,600	1,282,918
CarMax, Inc.(a)	25,902	1,582,353
Dick’s Sporting Goods, Inc.	9,855	1,053,992
Five Below, Inc.(a)(b)	8,906	1,549,466
Floor & Decor Holdings, Inc., Class A(a)(b)	16,916	1,393,878
GameStop Corp., Class A(a)(b)	43,426	597,976
Gap, Inc.	32,228	412,518
Lithia Motors, Inc.	4,444	1,076,381
Murphy USA, Inc.	3,240	1,175,116
Penske Automotive Group, Inc.(b)	3,241	463,722
Petco Health & Wellness Co., Inc.(a)	13,018	45,042
RH(a)	2,831	617,045
Ross Stores, Inc.	55,096	6,389,483
Tractor Supply Co.	17,903	3,447,402
Ulta Beauty, Inc.(a)(b)	8,205	3,128,649
Valvoline, Inc.	28,147	835,122
Victoria’s Secret & Co.(a)	12,913	230,885
Wayfair, Inc., Class A(a)(b)	13,369	569,653
Williams-Sonoma, Inc.	10,695	1,606,817

		31,848,190

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	212,156	3,262,959
HP, Inc.	141,743	3,732,093
NetApp, Inc.	35,082	2,553,268
Pure Storage, Inc., Class A(a)	46,121	1,559,351
Western Digital Corp.(a)	52,396	2,103,700

		13,211,371

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	19,990	1,023,088
Carter’s, Inc.	5,938	398,796
Columbia Sportswear Co.	5,709	421,324
Crocs, Inc.(a)	9,998	893,021
Deckers Outdoor Corp.(a)	4,298	2,566,164
PVH Corp.	10,327	767,813
Ralph Lauren Corp., Class A	6,585	741,010
Skechers USA, Inc., Class A(a)	22,331	1,076,801
Tapestry, Inc.	38,547	1,062,355
Under Armour, Inc., Class A(a)	30,230	207,076
Under Armour, Inc., Class C(a)	32,337	207,927
VF Corp.	57,364	844,972

		10,210,347

Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A	16,930	586,286
Core & Main, Inc., Class A(a)(b)	17,682	531,874
Fastenal Co.	93,671	5,464,766
Ferguson PLC	33,848	5,083,970
MSC Industrial Direct Co., Inc., Class A	7,537	714,131
SiteOne Landscape Supply, Inc.(a)(b)	7,294	1,004,894
United Rentals, Inc.	11,254	4,572,163

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
W.W.Grainger, Inc.	7,323	$5,344,545
Watsco, Inc.	5,444	1,899,357
WESCO International, Inc.	7,205	923,681

		26,125,667

Water Utilities — 0.3%
American Water Works Co., Inc.	31,964	3,760,565
Essential Utilities, Inc.	39,462	1,320,398

		5,080,963

Total Common Stocks — 97.9% (Cost: $1,191,955,012)		1,478,455,685

Investment Companies

Equity Funds — 0.8%
iShares Russell Mid-Cap ETF(d)	183,393	12,065,425

Total Investment Companies — 0.8% (Cost: $12,560,279)		12,065,425

Total Long-Term Investments —98.7% (Cost: $1,204,515,291)		1,490,521,110

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	59,366,236	59,389,983
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	19,726,392	19,726,392

Total Short-Term Securities — 5.3% (Cost: $79,111,558)		79,116,375

Total Investments — 104.0% (Cost: $1,283,626,849)		1,569,637,485
Liabilities in Excess of Other Assets — (4.0)%		(59,680,596)

Net Assets — 100.0%		$1,509,956,889

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$43,582,836	$15,801,731	(a)	$ —	$908	$4,508	$59,389,983	59,366,236	$118,201	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,395,519	8,330,873	(a)	—	—	—	19,726,392	19,726,392	130,730		—
iShares Russell Mid-Cap ETF	21,270,589	39,176,372		(45,782,687)	(749,281)	(1,849,568)	12,065,425	183,393	83,033		—

					$(748,373)	$(1,845,060)	$91,181,800		$331,964		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

9

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	27	12/15/23	$5,687	$(155,036)
S&P Mid 400 E-Mini Index	60	12/15/23	14,251	(571,872)

				$(726,908)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$24,007,037	$—	$—	$24,007,037
Air Freight & Logistics	5,237,952	—	—	5,237,952
Automobile Components	8,080,258	—	—	8,080,258
Automobiles	3,585,280	—	—	3,585,280
Banks	33,808,219	—	—	33,808,219
Beverages	5,496,458	—	—	5,496,458
Biotechnology	29,753,541	—	—	29,753,541
Broadline Retail	9,746,468	—	—	9,746,468
Building Products	31,010,969	—	—	31,010,969
Capital Markets	68,329,022	—	—	68,329,022
Chemicals	41,761,571	—	—	41,761,571
Commercial Services & Supplies	26,439,692	—	—	26,439,692
Communications Equipment	4,792,523	—	—	4,792,523
Construction & Engineering	10,310,152	—	—	10,310,152
Construction Materials	9,306,299	—	—	9,306,299
Consumer Finance	9,103,042	—	—	9,103,042
Consumer Staples Distribution & Retail	19,081,208	—	—	19,081,208
Containers & Packaging	19,588,144	16,887	—	19,605,031
Distributors	6,850,662	—	—	6,850,662
Diversified Consumer Services	3,861,252	—	—	3,861,252
Diversified REITs	1,865,250	—	—	1,865,250

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Diversified Telecommunication Services	$1,469,792	$—	$—	$1,469,792
Electric Utilities	42,478,588	—	—	42,478,588
Electrical Equipment	20,847,295	—	—	20,847,295
Electronic Equipment, Instruments & Components	34,671,174	—	—	34,671,174
Energy Equipment & Services	14,340,547	—	—	14,340,547
Entertainment	25,732,199	—	—	25,732,199
Financial Services	32,185,358	—	—	32,185,358
Food Products	22,809,687	—	—	22,809,687
Gas Utilities	3,990,090	—	—	3,990,090
Ground Transportation	16,668,112	—	—	16,668,112
Health Care Equipment & Supplies	42,761,782	—	—	42,761,782
Health Care Providers & Services	26,884,881	—	—	26,884,881
Health Care REITs	13,620,227	—	—	13,620,227
Health Care Technology	5,657,956	—	—	5,657,956
Hotel & Resort REITs	2,210,504	—	—	2,210,504
Hotels, Restaurants & Leisure	46,772,179	—	—	46,772,179
Household Durables	23,828,032	—	—	23,828,032
Household Products	6,746,095	—	—	6,746,095
Independent Power and Renewable Electricity Producers	4,515,939	—	—	4,515,939
Industrial REITs	5,667,802	—	—	5,667,802
Insurance	78,889,720	—	—	78,889,720
Interactive Media & Services	5,952,245	—	—	5,952,245
IT Services	32,448,190	—	—	32,448,190
Leisure Products	4,506,584	—	—	4,506,584
Life Sciences Tools & Services	39,951,525	—	—	39,951,525
Machinery	69,819,275	—	—	69,819,275
Marine Transportation	726,532	—	—	726,532
Media	20,219,729	—	—	20,219,729
Metals & Mining	16,620,508	—	—	16,620,508
Mortgage Real Estate Investment Trusts (REITs)	3,570,418	—	—	3,570,418
Multi-Utilities	27,832,018	—	—	27,832,018
Office REITs	5,836,164	—	—	5,836,164
Oil, Gas & Consumable Fuels	69,612,093	—	—	69,612,093
Paper & Forest Products	531,876	—	—	531,876
Passenger Airlines	9,169,090	—	—	9,169,090
Personal Care Products	577,398	—	—	577,398
Pharmaceuticals	7,596,906	—	—	7,596,906
Professional Services	42,518,013	—	—	42,518,013
Real Estate Management & Development	11,026,138	—	—	11,026,138
Residential REITs	24,508,121	—	—	24,508,121
Retail REITs	19,621,946	—	—	19,621,946
Semiconductors & Semiconductor Equipment	38,072,338	—	—	38,072,338
Software	66,513,456	—	—	66,513,456
Specialized REITs	29,968,739	—	—	29,968,739
Specialty Retail	31,848,190	—	—	31,848,190
Technology Hardware, Storage & Peripherals	13,211,371	—	—	13,211,371
Textiles, Apparel & Luxury Goods	10,210,347	—	—	10,210,347
Trading Companies & Distributors	26,125,667	—	—	26,125,667
Water Utilities	5,080,963	—	—	5,080,963
Investment Companies	12,065,425	—	—	12,065,425
Short-Term Securities
Money Market Funds	79,116,375	—	—	79,116,375

	$1,569,620,598	$16,887	$—	$1,569,637,485

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(726,908)	$—	$—	$(726,908)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Mid-Cap Index Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	12